Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
US Vegan Climate ETF
Shareholder Report [Line Items]
Fund Name	US Vegan Climate ETF
Class Name	US Vegan Climate ETF
Trading Symbol	VEGN
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://veganetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://veganetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Vegan Climate ETF	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Outperformance during the last 6 months was driven by exclusion of animal-derived products, high carbon industries and other environmentally damaging companies. Avoidance of companies doing animal testing and producing energy from fossil fuels was a small detractor. By sector, VEGN’s underweight to utilities, financials and consumer discretionary stocks detracted, whereas underweights to healthcare and energy were positive. VEGN’s overweight to communications stocks was supportive to performance.

Top Contributors
↑	Tesla, Inc.
↑	Broadcom, Inc.
↑	Visa, Inc. - Class A
↑	NVIDIA Corporation
↑	Alphabet, Inc. - Class A

Top Detractors
↓	Adobe, Inc.
↓	Advanced Micro Devices, Inc.
↓	Applied Materials, Inc.
↓	Intel Corporation
↓	Elevance Health, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	26.83	15.63	16.60
S&P 500 TR	26.38	15.17	15.83
Beyond Investing US Vegan Climate GTR Index	27.82	16.43	17.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://veganetf.com/ for more recent performance information. Visit https://veganetf.com/ for more recent performance information.
Net Assets	$ 111,766,817
Holdings Count | $ / shares	258
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$111,766,817
Number of Holdings	258
Portfolio Turnover	3%
30-Day SEC Yield	0.49%
30-Day SEC Yield Unsubsidized	0.49%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Broadcom, Inc.	5.9%
Tesla, Inc.	5.1%
Alphabet, Inc.	5.0%
Apple, Inc.	4.5%
Visa, Inc.	4.1%
Mastercard, Inc.	3.6%
NVIDIA Corporation	3.6%
UnitedHealth Group, Inc.	3.5%
Salesforce, Inc.	2.9%
Oracle Corporation	2.5%

Top Sectors	(% of Net Assets)
Technology	44.6%
Financial	19.7%
Communications	13.7%
Consumer, Non-cyclical	8.6%
Consumer, Cyclical	7.7%
Industrial	5.1%
Energy	0.2%
Utilities	0.1%
Cash & Other	0.3%

Updated Prospectus Web Address	https://veganetf.com/